U. S. GOVERNMENT SECURITIES (Details) - U.S. government securities - USD ($)	Jan. 31, 2020	Jan. 31, 2019
Carrying Value
Due within one year	$ 13,332,474	$ 32,122,312
Total	13,332,474	32,122,312
Fair Value, Inputs, Level 1 [Member]
Fair Value
Due within one year	13,337,529	32,138,647
Total	$ 13,337,529	$ 32,138,647